UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06053
Morgan Stanley Insured Municipal Bond Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2009
Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Morgan Stanley Insured Municipal Bond Trust
Portfolio of Investments July 31, 2009 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (163.5%)
	Alaska (6.5%)
$1,400	Alaska Industrial Development & Export Authority, Snettisham Hydroelectric 1st Ser (AMT) (AMBAC Insd)	5.00%	01/01/27	$1,215,788
225	Matanuska-Susitna Borough, Goose Creek Correctional Center Ser 2008 (AGC Insd)	6.00	09/01/28	247,696
2,000	North Slope Borough Ser 2000 B (NATL-RE Insd) (b)	0.00	06/30/11	1,935,780

				3,399,264

	Arizona (0.6%)
290	Arizona Ser 2008 A (COPs) (FSA Insd)	5.00	09/01/26	291,395

	California (33.1%)
485	Alhambra Unified School District, California, Ser 2007 A (FSA Insd)	0.00	08/01/36	82,057
220	Alvord Unified School District, Ser 2007 A (FSA Insd)	5.00	08/01/24	222,671
4,000	Anaheim Public Financing Authority, Distribution Ser 2007 A (NATL-RE Insd)	4.50	10/01/37	3,366,920
215	Beverly Hills Unified School District, 2008 Election Ser 2009 (b)	0.00	08/01/26	90,429
420	Beverly Hills Unified School District, 2008 Election Ser 2009 (b)	0.00	08/01/31	126,760
550	California Department of Water Resources, Power Supply Ser 2008 H (FSA Insd)	5.00	05/01/22	572,660
105	Clovis Unified School District, Election of 2004 Ser A (NATL-RE FGIC Insd) (b)	0.00	08/01/29	28,832
2,120	Dry Creek California Joint Elementary School Capital Appreciation Election 2008 E	0.00	08/01/43	208,566
1,000	Eastern Municipal Water District, Water & Sewer Refg Ser 2006 A (COPs) (NATL-RE Insd)	5.00	07/01/32	970,750
120	El Segundo Unified School District, Election of 2008 Ser A (b)	0.00	08/01/31	28,514
460	El Segundo Unified School District, Election of 2008 Ser A (b)	0.00	08/01/32	101,485
2,000	Golden State Tobacco Securitization Corporation, Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38	1,651,560
1,000	Los Angeles Department of Water & Power, Water 2004 Ser C (NATL-RE Insd) (a)	5.00	07/01/25	1,025,004
1,000	Los Angeles Unified School District, Ser 2006 F (FGIC Insd)	5.00	07/01/30	984,660
300	Menifee Union School District, 2008 Election Ser C (AGC Insd) (b)	0.00	08/01/35	52,728
250	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Ser 2008 B (AGC Insd)	5.00	08/01/23	253,438
1,785	Patterson Joint Unified School District, 2008 Election Ser B (FSA Insd) (b)	0.00	08/01/37	282,762
500	Port of Oakland, 2002 Ser L (AMT) (NATL-RE FGIC Insd)	5.00	11/01/21	458,315
705	Poway Unified School District, School Facilities Improvement District #2007-1, 2008 Election Ser A (b)	0.00	08/01/28	209,103
760	Poway Unified School District, School Facilities Improvement District #2007-1, 2008 Election Ser A (b)	0.00	08/01/31	180,591
1,000	Sacramento County Sanitation District’s Financing Authority, Ser 2006 (FGIC Insd)	5.00	12/01/28	1,001,650
4,245	San Bernadino Community College District Election 2008 Ser B	0.00	08/01/44	399,157
140	San Rafael City High School District , Election Ser 2002 B	0.00	08/01/25	55,735
2,205	University of California, Ser 2007 J (FSA) (a)	4.50	05/15/31	1,990,895
1,795	University of California, Ser 2007 J (FSA) (a)	4.50	05/15/35	1,583,965
1,000	University of California, Ser 2007 J (FSA) (a)	4.50	06/15/28	1,006,215
525	Yosemite Community College District, Election of 2004 Ser 2008 C (FSA Insd) (b)	0.00	08/01/22	266,238

				17,201,661

	Colorado (3.0%)
1,000	Arkansas River Power Authority, Power Ser 2006 (XLCA Insd)	5.25	10/01/40	785,010
1,000	Denver Convention Center Hotel Authority, Refg Ser 2006 (XLCA Insd)	5.00	12/01/30	768,180

				1,553,190

	Connecticut (0.5%)
275	Connecticut Health and Educational Facilities, Authority Quinnipiac University Ser 2008 K-1 (NATL-RE Insd)	5.00	07/01/24	278,740

	District of Columbia (5.1%)
1,000	District of Columbia Ballpark, Ser 2006 B-1 (FGIC Insd)	5.00	02/01/31	817,590
260	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/26	271,111
260	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/27	271,111
520	District of Columbia, Ser 2008 E (BHAC Insd) (a)	5.00	06/01/28	542,222
460	District of Columbia, Ser 2009A (a)	5.25	12/01/27	494,951
245	District of Columbia Water and Sewer Authority, Public Utility Ser 2008 A (AGC Insd)	5.00	10/01/28	251,693

				2,648,678

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Florida (17.7%)
1,000	Broward County Educational Facilities Authority, Nova Southeastern University Ser 2006 (AGC Insd)	5.00		04/01/31	962,790
2,000	Broward County School Board, Ser 2001 A (COPs) (FSA Insd)	5.00		07/01/26	2,004,760
1,500	Jacksonville, Excise Tax Ser 2003 C (AMT) (NATL-RE Insd)	5.25		10/01/19	1,479,570
2,000	Miami Beach, Water & Sewer Ser 2000 (AMBAC Insd)	5.75		09/01/25	2,046,400
400	Miami-Dade County Educational Facilities Authority, University of Miami Ser 2008 A (BHAC Insd)	5.50		04/01/38	409,596
1,000	Miami-Dade County, Ser 2005 A (NATL-RE Insd) (b)	0.00	(c)	10/01/30	641,270
280	Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd)	5.00		10/01/27	287,020
350	Palm Beach County Solid Waste Authority, Ser 2009 (BHAC Insd)	5.50		10/01/23	386,400
500	Port St Lucie Utility	5.00		09/01/29	492,505
480	Tampa Sports Authority, Local Option Sales Tax Refg Ser 2005 (FSA Insd)	5.00		01/01/26	488,866

					9,199,176

	Idaho (0.9%)
455	Idaho Housing & Finance Association, Federal Highway Trust Fund 2008 Ser A (AGC Insd)	5.25		07/15/25	487,014

	Illinois (13.1%)
2,000	Chicago O’Hare Int’l Airport Passenger Fee, Ser 2001 A (AMT) (AMBAC Insd)	5.375		01/01/32	1,781,540
1,500	Chicago Park District, Harbor Ser 2003 C (AMBAC Insd)	5.00		01/01/24	1,530,120
295	Chicago Transit Authority, Capital Grant Receipts Ser 2008 (AGC Insd)	5.25		06/01/25	314,417
210	De Kalb County Community Unit School District # 428, Ser 2008 (FSA Insd)	5.00		01/01/24	222,411
365	Illinois Finance Authority, Northwestern Memorial Hospital Ser 2009B	5.75		08/15/30	378,512
1,000	Illinois Finance Authority, Swedish American Hospital Ser 2004 (AMBAC Insd)	5.00		11/15/31	794,820
1,300	Illinois, Ser 2000 (NATL-RE Insd)	5.75		12/01/18	1,365,676
1,180	Kendall, Kane & Will Counties, Community Unit School District #308 Ser 2008 (FSA Insd) (b)	0.00		02/01/27	432,458

					6,819,954

	Iowa (1.5%)
405	Iowa State Special Obligation lJobs Program Series A	5.00		06/01/26	435,391
305	Iowa State Special Obligation lJobs Program Series A	5.00		06/01/25	325,633

					761,024

	Kansas (0.7%)
140	Kansas State Development Financing Authority Hospital Revenue Adventist Health	5.50		11/15/29	141,191
235	Wyandote County/Kansas City Unified Government, Board of Public Utilities Ser 2009-A (BHAC Insd)	5.25		09/01/34	241,763

					382,955

	Kentucky (0.7%)
360	Kentucky Property and Buildings Commission Project #93, Refg Ser 2009 (AGC Insd)	5.25		02/01/28	379,264

	Massachusetts (4.1%)
500	Massachusetts Health and Educational Facilities Authority, Boston College 2008 Ser M-2	5.50		06/01/30	559,865
1,435	Massachusetts Health and Educational Facilities Authority, Harvard University Ser A	5.50		11/15/36	1,546,653

					2,106,518

	Michigan (4.6%)
275	Detroit Water Supply System, Refg Ser 2006 C (FSA Insd)	5.00		07/01/26	268,246
285	Ferris State University, Ser 2008 (FSA Insd)	4.50		10/01/23	287,286
1,500	Wayne County, Detroit Metropolitan Wayne County Airport Refg Ser 2002 D (AMT) (FGIC Insd)	5.50		12/01/17	1,512,495
320	Wayne State University, Ser 2008 (FSA Insd)	5.00		11/15/29	321,155

					2,389,182

	Minnesota (1.8%)
1,000	Minneapolis Health Care Systems, Fairview Health 2005 Ser D (AMBAC Insd)	5.00		11/15/30	921,170

	Nevada (2.0%)
1,000	Nevada Capital Improvement and Cultural Affairs, Ser 2008 C (FSA Insd) (a)	5.00		06/01/26	1,003,188
175	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (AMBAC Insd)	5.375		01/01/40	35,098

					1,038,286

	New Hampshire (0.9%)
495	New Hampshire Health & Education Facilities Authority, University System of New Hampshire Ser 2001 (AMBAC Insd)	5.125		07/01/33	485,942

	New Jersey (2.8%)
265	New Jersey Economic Development Authority, School Facilities Construction Ser N-1	5.50		09/01/24	286,815
700	New Jersey Housing Mortgage Finance Authority, Home Buyer Ser 2000 CC (AMT) (NATL-RE Insd)	5.875		10/01/31	703,024
1,290	New Jersey Transportation Trust Fund Authority, Transportation System 2006 Ser C (AGC Insd) (b)	0.00		12/15/26	485,414

					1,475,253

	New York (14.3%)
1,000	Long Island Power Authority, Ser 2004 A (AMBAC Insd)	5.00		09/01/34	960,600
2,000	Metropolitan Transportation Authority, State Service Contract Refg Ser 2002 B (NATL-RE Insd)	5.50		07/01/20	2,082,860
1,145	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00		01/01/31	1,025,680
1,000	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00		03/01/46	823,320
500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser 2007 A (FSA Insd)	5.00		02/15/27	515,500
2,000	New York State Dormitory Authority, Memorial Sloan Kettering 2003 Ser I (NATL-RE Insd)	5.00		07/01/24	2,041,220

					7,449,180

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Ohio (5.6%)
2,500	American Municipal Power-Ohio, Inc., Prairie State Energy Campus Ser 2008 A (AGC Insd) (a)	5.25	02/15/33	2,537,842
725	Cleveland Public Power System, Ser 2008 B-2 (NATL-RE Insd) (b)	0.00	11/15/26	296,257
80	Ohio State Water Development Authority, Pollution Control Facilities Firstenergy Ser A	5.88	06/01/33	83,220

				2,917,319

	Pennsylvania (4.4%)
155	Philadelphia, Ser 2008 B (AGC Insd)	7.125	07/15/38	170,328
1,000	Philadelphia School District, Ser 2008 E (BHAC Insd)	5.125	09/01/23	1,077,910
2,000	Southeastern Pennsylvania Transportation Authority, Ser A 1999 (FGIC Insd)	5.25	03/01/18	1,011,000

				2,259,238

	Puerto Rico (5.6%)
3,000	Puerto Rico Infrastructure Financing Authority, 2000 Ser A (ETM) (d)	5.50	10/01/32	2,668,375
260	Puerto Rico Sales Tax Financing Corporation Ser 2009 A	5.00	08/01/39	264,449

				2,932,824

	South Carolina (1.9%)
1,000	South Carolina Public Service Authority, Santee Cooper 2006 Ser A (NATL-RE Insd)	5.00	01/01/36	1,001,590

	Texas (20.2%)
2,000	Austin Water & Wastewater, Ser 2004 A (AMBAC Insd)	5.00	11/15/27	2,053,100
2,500	Board of Regents of the University of Houston, Refg Ser 2008 (FSA Insd) (a)	5.00	02/15/33	2,517,173
2,000	Dallas-Forth Worth International Airport, Refg & Impr Ser 2001 A (AMT) (FGIC Insd)	5.50	11/01/31	1,918,120
175	Friendswood Independent School District, Schoolhouse Ser 2008 (PSF-Gtd)	5.00	02/15/27	185,085
385	Harris County Health Facilities Development Corp, TECO Project, Ser 2008 (AGC Insd)	5.25	11/15/23	389,485
500	Houston Combined Utility, First Lien Refg 2004 Ser A (NATL-RE FGIC Insd)	5.25	05/15/23	520,110
275	Houston Community College System, Sr-Lien-Student Fee Ser 2008 (FSA Insd)	5.00	04/15/25	289,798
675	Houston Hotel Occupancy, Ser 2001 B (FSA Insd) (b)	0.00	09/01/25	255,204
285	Humble Independent School District, Unlimited Tax School Building Ser 2008 A (AGC Insd)	5.00	02/15/26	295,824
1,000	Lower Colorado River Authority, Refg 1997 Ser A (FGIC Insd)	5.00	05/15/25	1,000,770
1,500	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/28	493,365
320	North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (b)	0.00	01/01/31	84,765
1,265	Texas Turnpike Authority, First Tier Ser 2002 (BHAC AMBAC Insd) (b)	0.00	08/15/27	498,461

				10,501,260

	Virginia (3.9%)
2,000	Norfolk Water, Ser 1995 (NATL-RE Insd)	5.875	11/01/20	2,003,500

	Washington (8.0%)
950	Grant County Public Utility District #2, Wanapum Hydroelectric Development 2005 Ser A (FGIC Insd)	5.00	01/01/34	921,937
2,010	Port of Seattle, Passenger Facility, Ser 1998 A (NATL-RE Insd)	5.00	12/01/23	1,469,927
800	Washington Motor Vehicle Fuel Tax, Ser 2004 F (AMBAC Insd) (b)	0.00	12/01/29	277,968
705	Washington State Various Purpose Ser 2010 A	5.00	08/01/29	735,266
740	Washington State Various Purpose Ser 2010 A	5.00	08/01/30	771,769

				4,176,867

	Total Tax-Exempt Municipal Bonds (Cost $87,577,210)			85,060,442

NUMBER OF
SHARES (000)
	Short-Term Investment (e) (1.0%)
	Investment Company
552	Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class (Cost $552,097)		552,097

	Total Investments (Cost $87,129,307)(g)(h)	164.5%	85,612,539

	Other Assets in Excess of Liabilities	0.8	409,729

NUMBER OF		COUPON	MATURITY
SHARES (000)		RATE	DATE	VALUE

	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.32% to 0.71% at July 31, 2009 and contractual maturities of collateral ranging from 06/01/25 to 11/15/36 (f) (Cost $(10,740,000))	(20.6)		(10,740,000)

	Preferred Shares of Beneficial Interest	(44.7)		(23,250,000)

	Net Assets Applicable to Common Shareholders	100.0%		$52,032,268

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

ETM	Escrowed to Maturity.

PSF	Texas Permanent School Fund Guarantee Program.

(a)	Underlying securities related to inverse floaters entered into by the Trust.

(b)	Capital appreciation bond.

(c)	Security is a “Step-up” bond where the coupon increases on a predetermined future date.

(d)	A portion of this security has been physically segregated in connection with open futures contracts.

(e)	The Trust invests in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Trust are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Tax-Exempt Portfolio — Institutional Class .

(f)	Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At July 31, 2009, Trust investments with a value of $17,058,389 are held by the Dealer Trusts and serve as collateral for the $10,740,000 in floating rate note obligations outstanding at that date.

(g)	Securities have been designated as collateral in connection with open futures contracts and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AGC	Assured Guaranty Corporation.
AMBAC	AMBAC Assurance Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
NATL-RE	National Public Finance Guarantee Corporation.
XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured Municipal Bond Trust
Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)

68	Long	U.S. Treasury Note 20 Year September 2009	$7,506,000	$198,639
2	Short	U.S. Treasury Note 5 Year September 2009	(230,766)	(1,098)
20	Short	U.S. Treasury Note 2 Year September 2009	(4,331,562)	(2,122)
82	Short	U.S. Treasury Bond 20 Year September 2009	(9,758,000)	(238,253)

		Net Unrealized Depreciation		$(42,835)

Morgan Stanley Insured Municipal Bond Trust
Notes to the Portfolio of Investments
SFAS 157 Disclosure
7/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 — unadjusted quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)

Assets
Tax-Exempt Municipal Bonds	$85,060,442	—	$85,060,442	—
Short-Term Invbestment — Investment Company	552,097	$552,097	—	—
Futures	198,639	198,639	—	—

Total	$85,811,178	$750,736	$85,060,442	—

Liabilities
Futures	($241,473)	($241,473)	—	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured Municipal Bond Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009

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